Schedule of finance leases ROU assets and finance lease liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases
Right-of-use assets – operating lease, net	$ 5,894	$ 28,914
Finance lease liabilities, current	5,334	5,334
Finance lease liabilities, non-current	$ 13,777	$ 18,666
Weighted average remaining lease term (in years)	3 years 7 months 6 days	4 years 7 months 6 days
Weighted average discount rate	4.00%	4.00%
Operating lease liabilities, current	$ 5,943	$ 21,231
Operating lease liabilities, non-current		$ 5,943
Weighted average remaining lease term (in years)	3 months 18 days	1 year 3 months 18 days
Weighted average discount rate	3.90%	3.90%